Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
	March 31, 2020	December 31, 2019
Accrued Payroll	$261,801	$192,227
Accrued Interest	320,570	311,620
Total accrued expenses	$582,371	$503,847

	December 31, 2019	December 31, 2018

Accrued Wages	$192,227	$224,514
Accrued Interest	607,736	466,425
Accrued Interest Related party	248,838	123,394
Customer Deposits	309,230	365,815
Accrued Payable to GE - TSA	972,231	972,231
Accrued Rents and Moving Expenses	123,626	123,626
	$2,453,888	$2,276,005